Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111

April 21, 2011

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549-1090	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

    Re:           HighMark Funds (the “Trust”) File Nos. 033-12608 and 811-05059 Filing Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)

Ladies and Gentlemen:

    Enclosed for filing via EDGAR on behalf of the Trust pursuant to Rule 14a-6(b) under the Exchange Act, are the following materials for use in connection with a meeting of shareholders of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund, each a series of the Trust (the “Meeting”): (i) a notice of meeting, (ii) a definitive proxy statement and (iii) a form of proxy card.  The Meeting is being called for the purposes described in the enclosed notice of meeting.

    The Trust hopes to begin mailing the proxy materials on or about April 27, 2011.

    Please direct any questions you may have with respect to this filing to me (at 415-315-6366) or to Matt Gaarder (at 415-315-6302) of this firm.

Very truly yours,

/s/ Colleen B. Meyer

Colleen B. Meyer, Esq.